Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2016	Feb. 28, 2015
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,086	$ 10,775	$ 10,137	$ 10,992	$ 11,076	$ 11,150	$ 10,162	$ 9,917	$ 9,889	$ 9,830	$ 9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 11,194	10,887	10,229	11,073	11,141	11,199	10,191	9,921	9,891	9,831	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,009	10,763	10,167	11,058	11,187	11,307	10,355	10,127	10,163	10,149	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,757	11,388	10,688	11,552	11,604	11,649	10,597	10,294	10,277	10,214	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,747	11,411	10,710	11,571	11,641	11,690	10,628	10,327	10,297	10,215	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Bloomberg New York Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Account Value	$ 12,482	12,139	11,467	12,095	12,141	12,080	11,091	10,676	10,441	10,419	10,000
Bloomberg New York Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Account Value	$ 12,482	12,139	11,467	12,095	12,141	12,080	11,091	10,676	10,441	10,419	10,000
Bloomberg New York Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Account Value	$ 12,482	12,139	11,467	12,095	12,141	12,080	11,091	10,676	10,441	10,419	10,000
Bloomberg New York Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Account Value	$ 12,482	12,139	11,467	12,095	12,141	12,080	11,091	10,676	10,441	10,419	10,000
Bloomberg New York Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Account Value	$ 12,482	$ 12,139	$ 11,467	$ 12,095	$ 12,141	$ 12,080	$ 11,091	$ 10,676	$ 10,441	$ 10,419	$ 10,000